Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - Non-consolidated VIEs [Member] - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Variable Interest Entity [Line Items]
Total assets	¥ 213,004,579	¥ 213,008,709
Maximum exposure	18,309,375	19,106,098
On-balance sheet assets, Total assets	15,090,560	15,589,741
On-balance sheet assets, Trading account assets	1,534,222	1,254,322
On-balance sheet assets, Investment securities	5,046,478	5,242,402
On-balance sheet assets, Loans	8,339,651	8,914,380
On-balance sheet assets, All other assets	170,209	178,637
On-balance sheet liabilities, Total liabilities	51,404	73,687
On-balance sheet liabilities, All other liabilities	51,404	73,687
Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	28,764,664	29,621,609
Maximum exposure	5,880,328	6,221,274
On-balance sheet assets, Total assets	4,768,093	4,982,357
On-balance sheet assets, Trading account assets	209	659
On-balance sheet assets, Investment securities	1,730,253	1,704,553
On-balance sheet assets, Loans	3,037,631	3,277,145
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	77,435,115	67,750,419
Maximum exposure	2,387,773	1,952,676
On-balance sheet assets, Total assets	2,189,030	1,753,823
On-balance sheet assets, Trading account assets	485,904	187,166
On-balance sheet assets, Investment securities	1,172,673	1,253,705
On-balance sheet assets, Loans	508,348	304,310
On-balance sheet assets, All other assets	22,105	8,642
On-balance sheet liabilities, Total liabilities	905	206
On-balance sheet liabilities, All other liabilities	905	206
Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	40,927,261	42,676,571
Maximum exposure	3,897,816	3,972,450
On-balance sheet assets, Total assets	2,927,608	3,015,593
On-balance sheet assets, Trading account assets	360,859	252,597
On-balance sheet assets, Investment securities	44,726	48,895
On-balance sheet assets, Loans	2,515,702	2,709,008
On-balance sheet assets, All other assets	6,321	5,093
On-balance sheet liabilities, Total liabilities	14,957	9,827
On-balance sheet liabilities, All other liabilities	14,957	9,827
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	9,269,157	12,885,367
Maximum exposure	3,152,126	3,477,545
On-balance sheet assets, Total assets	3,087,467	3,383,161
On-balance sheet assets, Trading account assets	546,494	690,305
On-balance sheet assets, Investment securities	2,089,473	2,169,798
On-balance sheet assets, Loans	395,565	478,252
On-balance sheet assets, All other assets	55,935	44,806
On-balance sheet liabilities, Total liabilities		6,087
On-balance sheet liabilities, All other liabilities		6,087
Others [Member]
Variable Interest Entity [Line Items]
Total assets	56,608,382	60,074,743
Maximum exposure	2,991,332	3,482,153
On-balance sheet assets, Total assets	2,118,362	2,454,807
On-balance sheet assets, Trading account assets	140,756	123,595
On-balance sheet assets, Investment securities	9,353	65,451
On-balance sheet assets, Loans	1,882,405	2,145,665
On-balance sheet assets, All other assets	85,848	120,096
On-balance sheet liabilities, Total liabilities	35,542	57,567
On-balance sheet liabilities, All other liabilities	¥ 35,542	¥ 57,567